CONTINGENCIES	12 Months Ended
Aug. 31, 2019
Contingencies [Abstract]
CONTINGENCIES [Text Block]

20. CONTINGENCIES

The Company recognizes loss contingency provisions for probable losses when management can reasonably estimate the loss. When the estimated loss lies within a range, the Company records a loss contingency provision based on its best estimate of the probable loss. If no particular amount within that range is a better estimate than any other amount, the mid-point of the range is used. As information becomes known a loss contingency provision is recorded when a reasonable estimate can be made. The estimates are reviewed at each reporting date and the estimates are changed when expectations are revised. An outcome that deviates from the Company’s estimate may result in an additional expense or release in a future accounting period.

During 2015, the Company was named as a defendant in a lawsuit in New Brunswick for breach of confidence, conversion, breach of contract, conspiracy and breach of trust, breach of fiduciary duty, and negligent misrepresentation. The Company believes the lawsuit to be without merit though it will rigorously defend the action. No amount has been accrued in relation to the consolidated financial statements for the claim.

On March 3, 2017, a claim in connection with a proposed class-action lawsuit (the “Claim”) was filed with the Supreme Court of Nova Scotia seeking to represent a class who purchased medical marijuana that was the subject of the Company’s product recalls in December 2016 and January 2017 as it may have contained trace elements of the pesticides myclobutanil and bifenazate which are not approved for use by licensed producers. The Claim identifies several causes of action including, among others: (i) negligent design, development and testing, (ii) negligent manufacturing, (iii) negligent distribution, marketing and sale, (iv) breach of contract, and (v) breach of the Competition Act, the Consumer Protection Act, and the Sale of Goods Act, and is seeking remedy in the form of, among other things, the disgorgement of profits accrued to the Company for the sale of contaminated products, exemplary or punitive damages and certain costs. The Claim also contains a request for an order certifying the proceeding as a class proceeding.

The March 3, 2017 Claim was amended on November 16, 2017, to include a claim for alleged adverse health consequences caused as a result of using the recalled product. As at the date hereof, the Company has not received any medical information demonstrating adverse health effects caused as a result of using the recalled product.

The Company and its insurers are contesting the litigation. The litigation process will continue into the foreseeable future unless settled out of court. No amount has been recorded in the consolidated financial statements since a reliable estimate cannot be made of the amount of the potential obligation.

During late June 2018, certification hearings were heard before the Court in Halifax, Nova Scotia. On January 18, 2019, the Court issued its decision granting certification. On March 4, 2019, the Company filed a notice for leave to appeal the certification of the class action brought against it. Leave to appeal was granted and the appeal was heard on October 15, 2019. The decision from the appeal hearing is pending.

The Company is contesting the litigation. The Company reported the Claim to its insurance provider which appointed counsel to defend the Claim. Insurance may be available to cover all or a portion of the fees or damages which may be associated with the Claim although the Company’s coverage may be subject to varying limits and exclusions. The litigation process will continue into the foreseeable future unless settled out of court. No amount has been recorded in the consolidated financial statements since the amount cannot be reliably measured at this point.